Trade and other receivables - Summary of current assets - trade and other receivables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets [line items]
Current assets	$ 0
Trade and other receivables	91	$ 84
Gross carrying amount [member]
Disclosure of financial assets [line items]
Other receivables	51	76
Deposits held [member]
Disclosure of financial assets [line items]
Other receivables	$ 40	$ 8